Off-Balance Sheet Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Financial instrument commitments	$ 82,641	$ 73,631
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	22,210	19,704
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	54,789	48,641
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	$ 5,642	$ 5,286